RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of directors and key management compensation

	For the three months ended		For the six months ended
	June 30,	June 30,	June 30,	June 30,
	2025	2024	2025	2024
Management salaries and consulting fees	$171,032	$171,945	$344,423	$353,115
Share-based compensation	43,015	234,671	187,510	623,285
Directors’ fees	18,635	18,229	36,866	36,566
	$232,682	$424,845	$568,799	$1,012,966